PENSION COSTS	12 Months Ended
Sep. 30, 2025
Retirement Benefits [Abstract]
PENSION COSTS

NOTE 14 － PENSION COSTS

The Company is required to make contribution to their employees under a government-mandated defined contribution pension scheme for its eligible full-times employees in Hong Kong. The Company is required to contribute a specified percentage of the participants’ relevant income based on their ages and wages level. For the years ended September 30, 2023, 2024 and 2025, the contribution to the defined benefit plans was approximately HK$171,064, HK$217,317 and HK$199,148 (US$25,594), respectively.

The defined benefit liabilities relate to government-mandated long-service payments. All full-time employees, including executive directors, are covered by program. An employee employed under a continuous contract for not less than five years is eligible for long service payments if the employee retires, resigns or is dismissed under qualifying conditions.

For the eligible employees to be retired, resigned or dismissed before May 1, 2025, long service payments are calculated based on two-third of the salary of last month (or average monthly salary over last twelve months) and the reckonable years of service subject to a maximum of HK$390,000 (US$50,123).

For the eligible employees to be retired, resigned or dismissed on or after 1 May 2025, long service payments are divided into two portions (i.e. pre-transition portion and post-transition portion). The pre-transition portion is calculated based on two-third of the salary for April 2025 (or average monthly salary for the twelve months ending April 30, 2025) and the reckonable years of service up to April 30, 2025. The post-transition portion is calculated based on two-third of the salary of last month (or average monthly salary over last twelve months) and the reckonable years of service counting from May 1, 2025 to the last day of employment. The total of the two portions is subject to a maximum of HK$390,000 (US$50,123).

The accrued benefit held in a mandatory provident fund scheme in respect of the employer’s contribution up to the end of employment that would be used to offset the pre-transition portion of long service payments is deemed the plan assets for the long-service payments.

For the years ended September 30, 2023, 2024, and 2025, the Company recognized the provision for long service payments under its defined benefit plan and the impact of these provisions on its consolidation financial statements is not material.